Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 02, 2012
Document Creation Date	dei_DocumentCreationDate	Aug. 17, 2012